Subsequent events	12 Months Ended
Dec. 31, 2018
Statements Line Items
Subsequent events [Text Block]

33.                  Subsequent events

Credit facility

In January 2019, the Company repaid the remaining outstanding amount of $30.0 million under its revolving credit facility.

2018 NCIB Program

Between January 1 and February 20, 2019, the Company purchased for cancellation a total of 852,500 common shares under the 2018 NCIB Program for a total of $10.2 million.

Dividends

On February 20, 2019, the Board of Directors declared a quarterly dividend of $0.05 per common share payable on April 15, 2019 to shareholders of record as of the close of business on March 29, 2019.